NOTE 2 – GOING CONCERN (Details Narrative)	9 Months Ended
May 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
[custom:RetainedEarningsAccumulatedDeficitEstimated-0]	$ 8.37
Banking Regulation, Total Capital, Actual	1.26
[custom:NetIncomeLossEstimated]	1.77
[custom:RevenuesApproximate]	$ 2.06